UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Egerton Capital Limited

Address:   2 George Yard
           Lombard Street
           London, England EC3V 9DH

13F File Number: 028-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John Armitage
Title:     Managing Director, Egerton Capital Limited
Phone:     011442074109090


Signature, Place and Date of Signing:

/s/ John Armitage                London, England           February 7, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:   $1,348,796
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


----          -------------------               ------------------------------


                                                    FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE   SHRS OR     SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (x1000)  PRN AMT     PRN CALL  DISCRETION  MNGRS  SOLE   SHARED    NONE
--------------                 ---------------   ------     -------- --------    --- ----- ----------- ------ -----  -------   -----
AIR PRODS & CHEMS INC                COM         009158106  110,919   1,219,564  SH         SOLE       NONE           1,219,564
AMERICAN EXPRESS CO                  COM         025816109   51,069   1,189,866  SH         SOLE       NONE           1,189,866
APPLE INC                            COM         037833100  206,209     639,290  SH         SOLE       NONE             639,290
CHECK POINT SOFTWARE TECH LT         ORD         M22465104   39,666     857,452  SH         SOLE       NONE             857,452
CME GROUP INC                        COM         12572Q105   22,309      69,335  SH         SOLE       NONE              69,335
DISCOVERY COMMUNICATNS NEW        COM SER C      25470F302   69,888   1,904,830  SH         SOLE       NONE           1,904,830
GRUPO TELEVISA SA DE CV         SP ADR REP ORD   40049J206    8,792     339,067  SH         SOLE       NONE             339,067
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD  465562106   40,931   1,704,729  SH         SOLE       NONE           1,704,729
NASDAQ OMX GROUP INC                 COM         631103108   45,430   1,914,434  SH         SOLE       NONE           1,914,434
NEWS CORP                            CL A        65248E104  198,085  13,604,735  SH         SOLE       NONE          13,604,735
ORACLE CORP                          COM         68389X105  157,616   5,035,646  SH         SOLE       NONE           5,035,646
POLO RALPH LAUREN CORP               CL A        731572103  102,557     924,606  SH         SOLE       NONE             924,606
TD AMERITRADE HLDG CORP              COM         87236Y108   67,128   3,534,904  SH         SOLE       NONE           3,534,904
UNION PAC CORP                       COM         907818108   97,593   1,053,237  SH         SOLE       NONE           1,053,237
UNITED PARCEL SERVICE INC            CL B        911312106  130,604   1,799,446  SH         SOLE       NONE           1,799,446







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